Employee Stock Options - Schedule of Equity-Based Compensation Expenses (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock based compensation expense	$ 66,391	$ 297,244	$ 111,091